UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/15

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus International Small Cap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
January 31, 2015 (Unaudited)

Common Stocks--96.3%	Shares		Value ($)
Australia--4.7%
Fairfax Media	34,808		24,201
Federation Centres	21,230		49,757
Investa Office Fund	16,585		49,558
IOOF Holdings	2,796		20,399
Nine Entertainment Company Holdings	14,178		19,400
Primary Health Care	7,465		26,735
Programmed Maintenance Services	11,572		19,471
Western Areas	8,210		25,564
			235,085
Belgium--.9%
Cofinimmo	365		44,596
Canada--6.9%
Artis Real Estate Investment Trust	3,919		47,958
Canadian Apartment Properties REIT	1,606		35,982
Canfor	1,006	a	25,136
Constellation Software	104		28,817
DeeThree Exploration	4,800	a	20,889
DH	629		17,568
Dollarama	811		38,517
Entertainment One	12,056		49,980
Gran Tierra Energy	9,562	a	20,694
Linamar	555		31,792
Lundin Mining	4,873	a	17,334
Pason Systems	685		9,655
			344,322
France--9.3%
Alten	931		39,073
Altran Technologies	2,237		19,822
Establissements Maurel et Prom	2,915	a	23,589
Fonciere des Regions	561		57,589
Imerys	577		41,758
Ingenico	271		28,342
Ipsen	422		21,499
Lagardere	1,074		29,389
Neopost	564		29,258
Orpea	452		29,447
Saft Groupe	750		24,014
SCOR	1,122		34,965
Teleperformance	721		51,751
Valeo	208		29,478
			459,974
Germany--5.2%
Aareal Bank	1,076		40,878
Deutsche Lufthansa	2,384		40,534
DMG MORI SEIKI	1,110		36,367
Rheinmetall	969		42,056
Rhoen Klinikum	693		18,387
Stada Arzneimittel	582		18,108
Stroeer Media	804		23,450
TUI	2,165		38,243
			258,023
Hong Kong--.7%
Luk Fook Holdings	9,000		33,385
Ireland--3.3%

DCC	478		25,346
Greencore	9,519		44,148
ICON	949	a	53,524
Smurfit Kappa Group	1,707		42,054
			165,072
Italy--4.4%
A2A	49,252		46,923
Anima Holding	3,927	a	19,610
Banco Popolare Societa Cooperativa	3,980	a	50,107
Brembo	913		32,110
Finmeccanica	3,881	a	42,378
Recordati	1,762		29,153
			220,281
Japan--21.0%
Ain Pharmaciez	1,400		44,943
Air Water	3,000		51,653
Alpine Electronics	2,600		40,237
Calsonic Kansei	8,000		45,440
Chiba Bank	8,000		53,985
CKD	5,700		54,492
Daicel	3,600		44,672
Disco	200		18,348
Ebara	13,000		50,149
Fujitsu General	4,000		39,235
Goldcrest	1,600		24,947
Haseko	6,000		48,727
IRISO Electronics	500		28,989
IT Holdings	2,300		38,163
Japan Aviation Electronics Industry	1,000		22,642
Kawasaki Kisen Kaisha	16,000		45,846
Koito Manufacturing	1,200		38,977
Lintec	1,100		24,222
Lion	5,000		26,959
Message Co.	800		21,378
Nippon Shokubai	2,000		26,901
NS Solutions	900		21,835
Oiles	1,000		18,440
Sanwa Holdings	7,000		48,367
Sawai Pharmaceutical	700		42,452
Showa	2,900		29,331
Sohgo Security Services	1,400		35,907
Tsubakimoto Chain	4,000		32,234
Yaskawa Electric	1,900		24,309
			1,043,780
Luxembourg--.8%
Aperam	1,469	a	38,428
Netherlands--3.3%
AerCap Holdings	697	a	27,552
BE Semiconductor Industries	1,162		23,698
Constellium, Cl. A	1,879	a	34,592
Euronext	1,715	a	55,585
TKH Group	795		24,755
			166,182
New Zealand--1.2%
Air New Zealand	16,689		31,527
Sky Network Television	6,520		28,659
			60,186
Norway--.7%
Opera Software	2,661		35,172
Singapore--1.1%
ComfortDelGro	10,400		22,037

Mapletree Industrial Trust	30,400		34,344
			56,381
South Korea--2.8%
BGF Retail	362		26,609
BS Financial Group	3,157		39,795
LF	908		26,041
Mirae Asset Securities	601	a	25,332
OCI Materials	341	a	20,029
			137,806
Spain--2.9%
Bankinter	4,184		29,166
Distribuidora Internacional de Alimentacion	7,856		50,697
Liberbank	61,509		43,254
NH Hotel	4,233	a	20,912
			144,029
Sweden--2.2%
Boliden	2,227		34,873
Haldex	2,815		38,028
Trelleborg, Cl. B	2,012		36,357
			109,258
Switzerland--7.2%
Adecco	711	a	53,222
Aryzta	674	a	50,639
Baloise Holding	309		40,256
Gategroup Holding	1,977	a	54,845
Georg Fischer	33	a	19,799
Helvetia Holding	68		34,675
Julius Baer Group	1,135	a	46,246
Swiss Life Holding	249	a	55,642
			355,324
United Kingdom--17.7%
Bellway	1,489		40,691
Britvic PLC	4,616		48,902
Card Factory	12,616	a	52,139
Centamin	36,237		36,572
Close Brothers Group	1,874		42,867
Countrywide	3,121		21,626
Dialog Semiconductor	675	a	25,943
Drax Group	5,146		27,860
Galliford Try	2,300		45,535
Hays	18,012		41,916
Inchcape	2,755		28,817
Jimmy Choo	19,065		50,960
John Wood Group	4,556		39,027
Keller Group	2,908		38,981
Londonmetric Property	20,304		48,741
Merlin Entertainments	4,934		29,918
Micro Focus International	1,797		28,448
Mondi	2,214		39,479
Moneysupermarket.com	10,349		40,920
Pace	7,980		39,965
RPC Group	3,074		25,118
Spire Healthcare Group	9,534	a	46,008
Taylor Wimpey	19,269		39,235
			879,668
Total Common Stocks
(cost $4,809,154)			4,786,952

Preferred Stocks--1.3%
Germany
Draegerwerk AG&Co.	254		25,635

Jungheinrich		662	40,202
Total Preferred Stocks
	(cost $66,030)		65,837

Other Investment--99.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $4,965,000)	4,965,000 [b]	4,965,000
Total Investments (cost $9,840,184)		197.5%	9,817,789
Liabilities, Less Cash and Receivables		(97.5%)	(4,845,744)
Net Assets		100.0%	4,972,045

REIT--Real Estate Investment Trust
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $22,395 of which $1,479 related to appreciated investment securities and $23,874 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	99.9
Financial	21.1
Industrial	20.9
Consumer Discretionary	17.3
Materials	10.6
Information Technology	10.3
Health Care	6.7
Consumer Staples	5.9
Energy	3.3
Utilities	1.5
197.5

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	115,668	4,671,284	++	-	4,786,952
Equity Securities - Foreign Preferred Stocks+		65,837	++	-	65,837

Mutual Funds	4,965,000	-		-	4,965,000

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)